CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,681,000)	$ (16,362,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock and stock options issued as employee compensation and payment for services	1,076,000	1,886,000
Amortization of patent costs Basic and diluted loss per share	370,000	385,000
Patent write off	154,000	163,000
Depreciation of equipment	1,000	28,000
(Gain) Loss on disposal of equipment	(40,000)	49,000
Interest expense-preferred stock	2,000,000
Deferred financing costs write off		2,218,000
Modification of Series B convertible preferred stock terms	(357,000)
Change in fair value of preferred stock	390,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	51,000	239,000
Accounts payable	(1,057,000)	(1,514,000)
Accrued expenses	(182,000)	(445,000)
Accrued officers' salaries and payroll taxes	(57,000)	75,000
Net cash used in operating activities	(6,332,000)	(13,278,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales proceeds of property, plant and equipment	40,000	13,000
Patent costs	(86,000)	(117,000)
Net cash used in investing activities	(46,000)	(104,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of common stock, net of offering costs		11,837,000
Purchase of treasury stock	(91,000)	(172,000)
Proceeds from issuance of Series B Preferred stocks, net of financing costs	1,893,000
Proceeds from exercise of warrants	2,731,000
Net cash provided by financing activities	4,533,000	11,665,000
NET DECREASE IN CASH	(1,845,000)	(1,717,000)
CASH, BEGINNING OF YEAR	2,424,000	4,141,000
CASH, END OF YEAR	579,000	2,424,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	143,000	171,000
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INVESTING AND FINANCING ACTIVITIES
Purchase of treasury stock offset by subscription receivable		26,000
Allocating warrants (proportion of value exercised) to preferred stock liability	164,000
Initial warrant valuation	817,000
Beneficial conversion features on preferred stock and warrant discounts	1,917,000
Issuance of 2,500 warrants for preferred stock modification	122,000
Stock dividend paid by issuance of preferred stock	17,000
Conversion of Series B Convertible Preferred stock to Common stock	3,068,000
Cancellation of shareholder debt for the purchase of 909,090 shares of Common Stock Class B shares	$ 100,000